Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hotchkis & Wiley Capital Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income and long-term growth of income, as well as capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the sections titled “About  Class I, Class A, Class C and Class R Shares” beginning on page 39 of this Prospectus and “Purchase of Shares” beginning on page 39 of the Funds’ Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the fee waiver/expense reimbursement in effect for the first year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests in a diversified portfolio of debt and equity securities.  The Fund may shift its investments from one asset class to another based on the Advisor’s analysis of the best opportunities for the Fund’s portfolio in a given market.  The equity securities in which the Fund invests consist primarily of common and preferred stocks with market capitalizations greater than $1 billion.  Debt securities include all varieties of fixed, floating and variable rate instruments, convertible securities and investment grade and below investment grade fixed income securities (commonly known as “junk bonds”).  The average portfolio duration of the fixed income portion of the Fund normally will vary within two years (plus or minus) of the duration of the BofA Merrill Lynch BB-B US High Yield Constrained Index, which as of June 30, 2014 was 3.82 years. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields that the Advisor believes are attractive.  The Fund may invest up to 100% of its total assets in bonds rated below investment grade, including a portion in defaulted securities.  The Fund may invest up to 25% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Generally, the Fund may use derivatives as a means of hedging risk and to obtain exposure to markets, currencies, interest rates, sectors and individual issuers.  The derivative instruments that the Fund may normally use include futures, forwards, options, swaps and other similar instruments.

In selecting debt securities for the Fund, the Advisor develops an outlook for credit markets, interest rates, currency exchange rates and the economy, analyzes individual credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

In selecting equity securities for the Fund, the Advisor seeks to invest in undervalued stocks with high cash dividends and strong balance sheets. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.  The Fund evaluates each sell candidate based on its specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.  Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Fixed Income Securities Risk.  Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Fixed income securities are also subject to interest rate risk.

High Yield Risk.  The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s respective benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmarks.

Income Risk.  The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates.  If the income is reduced, distributions by the Fund to shareholders may be less.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.

Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit Risk.  The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Liquidity Risk. To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the Fund may either be forced to accept a lower price for it or may have to continue to hold the security.  Either outcome could adversely affect Fund performance.  The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk.

Derivatives Risk.  A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or manage cash.  The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

Currency Risk.  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Credit Ratings and Unrated Securities Risk. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.  The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase.  To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.  The bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns).  However, the Fund’s Class A and Class C shares are subject to sales loads.  Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.  The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year and since inception compare with those of two broad measures of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Performance for Class C shares is not included as Class C shares have yet to commence operations.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I and Class A shares are December 31, 2010 and February 28, 2011, respectively.  Performance figures prior to the inception date of Class A shares are based on the historical performance of the original share class (Class I) of the Fund adjusted to reflect the higher operating expenses of Class A shares and the sales charge of Class A shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hwcm.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 10.01% (quarter ended December 31, 2011) and the lowest return for a calendar quarter was -9.00% (quarter ended September 30, 2011). The year-to-date return as of June 30, 2014 was 8.13%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.00%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table, which includes all applicable fees and sales charges, shows how the Fund's average annual returns for 1 year and since inception compare with those of two broad measures of market performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2013)
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.34%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	371
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	682
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,566
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	371
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	682
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,566
Annual Return 2011	rr_AnnualReturn2011	6.01%
Annual Return 2012	rr_AnnualReturn2012	14.52%
Annual Return 2013	rr_AnnualReturn2013	23.26%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes - Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions - Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.07%
Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares - Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.60%
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	577
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	877
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,218
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,154
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	577
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	877
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,218
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,154
Label	rr_AverageAnnualReturnLabel	Return Before Taxes - Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.80%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,426
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,201
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,426

[1]	Hotchkis & Wiley Capital Management, LLC (the "Advisor") has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits: Class I - 0.80%, Class A - 1.05%, Class C - 1.80%. Thereafter, the Advisor may change or eliminate the expense limits only upon 30 days' prior notice to the Fund's shareholders.
[2]	You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.